Income taxes - Disclosure of reconciliation of statutory weighted average tax rate applicable to income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (274,595)	$ (140,735)
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(73,042)	(37,576)
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	738	719
Non-deductible portion of capital losses, net	4,877	856
Non-deductible (non-taxable) foreign exchange loss (gain)	(357)	787
Tax rate changes of deferred income taxes	98	253
Differences in foreign statutory tax rates	19,758	(1,043)
Foreign withholding taxes	584	583
Share of equity loss of associates	2,954	0
Tax benefits not recognized	3,891	25
Other, net	99	248
Total income tax recovery	$ (40,400)	$ (35,148)